Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Cash
Cash on hand	$ 383		$ 370
Bank deposits	7,877		7,240
Cash	8,260		7,610
Cash equivalents (investments with maturities of less than three months)
Commercial paper	10,179		11,436
Negotiable certificate of deposit	7,950		10,800
Time deposits	2,436		1,254
Cash equivalents	20,565		23,490
Cash and cash equivalents	$ 28,825	$ 973	$ 31,100	$ 1,049	$ 30,271	$ 23,560